Summary Of Accounting Policies - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 9,062	$ 8,535
Leasehold improvements	4,302	4,148
Furniture, fixtures, computer equipment and software	10,080	6,111
Construction-in-progress	1,111	2,511
Total	24,555	21,305
Accumulated depreciation	(17,300)	(13,882)
Property and equipment, net	$ 7,255	$ 7,423
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Furniture Fittings And Computer Equipment Net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Maximum [Member] | Furniture Fittings And Computer Equipment Net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years